Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Goodwill

		UNITED STATES DOLLAR
		2019	2018
14.	GOODWILL
	Balance at beginning of the year	—	76.6
	Impairment	—	(71.7)
	Translation adjustment	—	(4.9)

	Balance at end of the year	—	—